UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10197

Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	November 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.3% (4.9% of Total Investments)
$ 560	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 520,195
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,230	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,679,635
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	2,871,920
	Bonds, Series 2007A-1, 5.750%, 6/01/47
13,480	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	Baa3	8,148,660
	Bonds, Series 2007A-2, 0.000%, 6/01/37
22,270	Total Consumer Staples			15,220,410
	Education and Civic Organizations – 7.8% (5.3% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	2,053,380
	5.250%, 12/01/32
2,745	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	AA+	2,983,376
	Tender Option Bond Trust 09-11B, 17.320%, 10/01/38 (IF)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	131,229
165	5.000%, 11/01/25	11/15 at 100.00	A2	169,698
2,250	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/11 at 100.00	Baa1	2,250,225
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,835,976
	Tender Option Bond Trust 1065, 9.176%, 3/01/33 (IF)
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	584,674
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	2,735,490
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,680	University of California, General Revenue Bonds, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	2,694,392
	AMBAC Insured (UB)
16,525	Total Education and Civic Organizations			16,438,440
	Health Care – 24.4% (16.3% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series	4/12 at 100.00	BBB+	2,016,760
	2001, 6.000%, 4/01/22
415	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	394,018
	Series 2006, 5.000%, 4/01/37
9,260	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	8,938,030
	5.250%, 11/15/46 (UB)
500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	506,880
	LLC, Series 2001A, 5.550%, 8/01/31
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,311,142
	West, Series 2005A, 5.000%, 3/01/35
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
810	4.800%, 7/15/17	No Opt. Call	N/R	807,230
2,225	5.125%, 7/15/31	7/17 at 100.00	N/R	1,875,519
2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	AA–	2,280,965
	Memorial Health Services, Series 2003A, 6.000%, 10/01/11
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AA+	2,681,200
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured
5,250	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	4,541,670
	Health System, Series 2005A, 5.250%, 7/01/35
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,648,314
	Series 2006, 5.000%, 3/01/41
425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	426,619
	Series 2001C, 5.250%, 8/01/31
1,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA+	1,001,510
	2004D, 5.050%, 8/15/38 – AGM Insured
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health,
	Series 2005A:
2,705	5.000%, 11/15/43	11/15 at 100.00	Aa3	2,511,755
3,315	5.000%, 11/15/43 (UB)	11/15 at 100.00	AA–	3,078,176
	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health
	System, Trust 2554:
998	18.054%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,004,243
1,325	18.021%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,333,957
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	2,225,260
	2008A, 8.250%, 12/01/38
1,610	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A–	1,525,781
	California, Series 2010, 5.375%, 3/15/36
455	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BBB–	442,915
	6.500%, 11/01/29
4,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	4,585,920
	6.000%, 11/01/41
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa1	5,016,231
	Center, Series 2007A, 5.000%, 7/01/38
53,838	Total Health Care			51,154,095
	Housing/Multifamily – 5.9% (4.0% of Total Investments)
1,330	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	1,288,145
	Series 2010A, 6.400%, 8/15/45
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding	6/11 at 102.00	AAA	6,135,017
	Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16)
	(Alternative Minimum Tax)
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	177,747
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,023,593
	Home Park, Series 2003A, 5.750%, 9/15/38
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	701,617
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and	5/11 at 102.00	N/R	3,069,116
	Grandview, Series 2001A, 6.750%, 5/15/36
12,297	Total Housing/Multifamily			12,395,235
	Housing/Single Family – 2.7% (1.8% of Total Investments)
325	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	330,704
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
5,775	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.650%,	2/16 at 100.00	A	4,876,179
	8/01/31 (Alternative Minimum Tax)
390	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	6/11 at 102.00	A–	403,365
	Family Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)
6,490	Total Housing/Single Family			5,610,248
	Industrials – 0.9% (0.6% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,244,688
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	CCC+	725,202
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
4,425	Total Industrials			1,969,890
	Long-Term Care – 2.4% (1.6% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A–	1,575,203
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
3,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	3,374,025
	Project, Series 2007, 5.375%, 12/01/37
5,300	Total Long-Term Care			4,949,228
	Tax Obligation/General – 14.0% (9.4% of Total Investments)
10,000	California State, General Obligation Bonds, Series 2006CD, 4.600%, 12/01/32 (Alternative	12/15 at 100.00	AA	8,599,100
	Minimum Tax)
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	2,138,120
3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation	8/12 at 102.00	Aa3	3,840,684
	Bonds, Series 2002A, 5.500%, 8/01/22 – FGIC Insured
	Contra Costa County Community College District, California, General Obligation Bonds,
	Series 2002:
3,005	5.000%, 8/01/21 – FGIC Insured	8/12 at 100.00	Aa1	3,174,182
3,300	5.000%, 8/01/22 – FGIC Insured	8/12 at 100.00	Aa1	3,446,949
1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/19 at 100.00	Aa2	1,326,133
	Series 2009D, 5.000%, 7/01/27
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%,	No Opt. Call	A	2,132,600
	7/01/20 – NPFG Insured
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	362,455
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
17,510	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	4,265,436
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
43,070	Total Tax Obligation/General			29,285,659
	Tax Obligation/Limited – 16.2% (10.8% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	608,810
385	5.800%, 9/01/35	9/14 at 102.00	N/R	355,109
1,190	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	791,624
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (4), (5)
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A2	5,221,979
	2003C, 5.500%, 6/01/16
1,245	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,381,589
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,153,848
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	420,480
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	705,705
	6.000%, 9/01/34
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,607,160
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,538,082
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	186,222
470	5.125%, 9/01/36	9/16 at 100.00	N/R	412,472
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	2,025,500
	Series 2003H, 6.000%, 10/01/20
415	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	339,499
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,222,521
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	692,584
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
495	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	411,979
	Series 2006D, 5.000%, 9/01/33
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	1,859,520
	Ranch, Series 2003A, 5.550%, 8/15/33
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	335,427
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A,	8/13 at 100.00	AA–	471,314
	5.000%, 8/01/25 – AMBAC Insured
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	673,078
	Series 2003C, 6.000%, 9/01/33
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds,
	Series 2008:
1,000	7.750%, 8/01/28	8/16 at 102.00	A	1,105,630
1,325	8.000%, 8/01/38	8/16 at 102.00	A	1,451,789
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A–	1,333,303
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
825	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	768,158
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
415	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	443,697
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,781,776
	District 01-1, Series 2003B, 6.750%, 9/01/30
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	408,970
	District 01-1, Series 2004B, 6.000%, 9/01/39
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	707,642
	District 2001-1, Series 2004A, 6.125%, 9/01/39
3,715	Western Placer Unified School District, Placer County, California, Certiciates of	8/18 at 100.00	AA+	3,476,869
	Particpation, Series 2008, 5.000%, 8/01/47 – AGC Insured
35,640	Total Tax Obligation/Limited			33,892,336
	Transportation – 12.9% (8.6% of Total Investments)
3,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	2,511,060
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,951,925
	2006F, 5.000%, 4/01/31 (UB)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,555,525
	2008, Trust 3211, 13.319%, 10/01/32 (IF)
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,867,350
	Bonds, Series 1999, 5.875%, 1/15/27
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 – NPFG Insured	11/12 at 100.00	A	5,760,146
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A1	2,512,693
2,555	5.250%, 5/01/19 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A1	2,624,062
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/13 at 100.00	A1	1,060,120
	Airport, Second Series 2003, Issue 29B, 5.125%, 5/01/17 – FGIC Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A1	2,086,960
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 – NPFG Insured
	(Alternative Minimum Tax)
26,930	Total Transportation			26,929,841
	U.S. Guaranteed – 34.6% (23.2% of Total Investments) (6)
9,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/11 at 100.00	A (6)	9,300,870
	Facilities District 1989-1, Series 2001, 5.250%, 8/01/25 (Pre-refunded 8/01/11) –
	NPFG Insured
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,454,440
	5/01/18 (Pre-refunded 5/01/12)
450	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	503,217
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
860	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AAA	982,017
	(Pre-refunded 7/01/14)
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (6)	4,664,240
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
2,365	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	2,596,699
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,170	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	1,370,491
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
885	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	1,024,644
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
9,510	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA– (6)	10,170,279
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – NPFG Insured
3,000	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	AAA	3,075,780
	Series 2001A, 5.375%, 6/01/41 (Pre-refunded 6/01/11)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AAA	2,558,380
	6.000%, 8/01/26 (ETM)
6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/11 at 102.00	N/R (6)	6,364,080
	Area, Series 2001, 5.250%, 10/01/35 (Pre-refunded 10/01/11) – AMBAC Insured
12,090	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	6/11 at 100.00	AAA	12,378,226
	2001A, 5.000%, 6/01/25 (Pre-refunded 6/01/11) – NPFG Insured
6,200	Southwestern Community College District, San Diego County, California, General Obligation	8/11 at 101.00	Aa2 (6)	6,474,350
	Bonds, Series 2001, 5.375%, 8/01/25 (Pre-refunded 8/01/11) – AMBAC Insured
2,800	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,009,244
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.500%, 6/01/36 (Pre-refunded 6/01/12)
1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	N/R (6)	1,628,280
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)
67,830	Total U.S. Guaranteed			72,555,237
	Utilities – 9.3% (6.2% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	A+	5,269,050
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,172,134
	2007A, 5.000%, 11/15/35
1,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	1,056,260
	2003A-2, 5.000%, 7/01/23 – NPFG Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA+	510,130
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
790	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	683,247
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,281,855
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 –	7/13 at 100.00	A1	2,143,620
	NPFG Insured
2,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	No Opt. Call	AA–	2,597,000
	Bonds, Series 2010-1, 5.000%, 7/01/28
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	3,726,280
	5.000%, 11/01/33
19,645	Total Utilities			19,439,576
	Water and Sewer – 11.0% (7.3% of Total Investments)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,356,614
	8/01/36 – NPFG Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	534,220
	5.000%, 4/01/36 – NPFG Insured
1,160	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,301,845
	Bond Trust 09-8B, 16.875%, 7/01/35 (IF)
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/20 at 100.00	AAA	1,648,020
	Bond Trust 11782-1, 17.216%, 2/15/35 (IF)
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	766,080
	2006, 5.000%, 12/01/31 – FGIC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA	1,748,654
	5.000%, 3/01/24 – NPFG Insured
4,785	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue	8/12 at 100.00	Aa3	5,023,531
	Bonds, Series 2002, 5.000%, 8/01/21 – NPFG Insured
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	10,697,599
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured
21,840	Total Water and Sewer			23,076,563
$ 336,100	Total Investments (cost $314,769,940) – 149.4%			312,916,758
	Floating Rate Obligations – (5.4)%			(11,390,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (26.2)% (7)			(55,000,000)
	Other Assets Less Liabilities – 1.3%			2,923,932
	Auction Rate Preferred Shares, at Liquidation Value – (19.1)% (7)			(39,950,000)
	Net Assets Applicable to Common Shares – 100%			$ 209,500,690

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$312,125,134	$791,624	$312,916,758

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	791,624
Balance at the end of period	$791,624

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2010, the cost of investments was $303,318,410.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 11,841,040
Depreciation	(13,629,262)
Net unrealized appreciation (depreciation) of investments	$ (1,788,222)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(7)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 17.5% and 12.8%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2011